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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Silver Bridge Capital Management LLC
                 ------------------------------------
   Address:      60 State Street
                 ------------------------------------
                 Boston, MA 02109
                 ------------------------------------


Form 13F File Number: 28-03747
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kristin D. Fazio
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   617-526-5804
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Kristin D. Fazio      Boston, Massachusetts   February 5, 2010
   ------------------------   ---------------------   ----------------
        [Signature]                [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ------------------------

Form 13F Information Table Entry Total: 157
                                        ------------------------

Form 13F Information Table Value Total: $475,478  (in thousands)
                                        ------------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE


      COLUMN 1                COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ----------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                       VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ----------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
3M COMPANY                          COM       88579Y101  4052       49010   SH           Sole                  49010     0        0
ABBOTT LABORATORIES                 COM       002824100   606       11228   SH           Sole                  11228     0        0
ACCENTURE PLC IRELAND             SHS CL A    G1151C101  2218       53440   SH           Sole                  53440     0        0
ACE LIMITED                         SHS       H0023r105  4479       88860   SH           Sole                  84080     0     4780
ACTIVISION BLIZZARD INC             COM       00507V109  1793      161380   SH           Sole                 146770     0    14610
AFLAC INC                           COM       001055102  9223      199423   SH           Sole                 189733     0     9690
AIR PROD & CHEM INC                 COM       009158106   746        9200   SH           Sole                   9200     0        0
ALLSTATE CORP                       COM       020002101   649       21600   SH           Sole                  21600     0        0
ALTRIA GROUP INC                    COM       02209S103   135        6870   SH           Sole                   6870     0        0
AMERICAN EXPRESS CO                 COM       025816109  2382       58778   SH           Sole                  58778     0        0
AMGEN INC                           COM       031162100  6198      109566   SH           Sole                 102271     0     7295
ANADARKO PETE CORP                  COM       032511107   242        3882   SH           Sole                   3882     0        0
ANALOG DEVICES INC                  COM       032654105  8559      271032   SH           Sole                            0   271032
APACHE CORP                         COM       037411105   396        3835   SH           Sole                   3835     0        0
APPLE INC                           COM       037833100 10981       52111   SH           Sole                  49051     0     3060
ARIAD PHARMACEUTICALS INC           COM       04033A100   163       71428   SH           Sole                  71428     0        0
AT&T INC                            COM       00206R102   446       15903   SH           Sole                  15903     0        0
ATMEL CORP                          COM       049513104    20        4430   SH           Sole                   4430     0        0
AUTOMATIC DATA PROCESS INC          COM       053015103   437       10197   SH           Sole                  10197     0        0
BANK NEW YORK MELLON INC            COM       064058100  1050       37528   SH           Sole                  37528     0        0
BANK OF AMERICA CORP                COM       060505104   332       22039   SH           Sole                  22039     0        0
BAXTER INTL INC                     COM       071813109   450        7676   SH           Sole                   7676     0        0
BECTON DICKINSON & CO               COM       075887109  7631       96772   SH           Sole                  92052     0     4720
BERKSHIRE HATHAWAY INC              CL A      084670108  2976          30   SH           Sole                     30     0        0
BERKSHIRE HATHAWAY INC              CL B      084670702   424         129   SH           Sole                    129     0        0
BLACKSTONE GROUP LP             COM UNIT LTD  09253u108   295       22450   SH           Sole                  22450     0        0
BMC SOFTWARE                        COM       055921100  1555       38772   SH           Sole                  31592     0     7180
BP PLC                            SPON ADR    055622104  1559       26898   SH           Sole                  26898     0        0
BRISTOL MYERS SQUIBB                COM       110122108  7908      313180   SH           Sole                 313180     0        0
CAMECO CORP                         COM       13321L108    44        1370   SH           Sole                   1370     0        0
CARNIVAL CORP                    PAIRED CTF   143658300   321       10132   SH           Sole                  10132     0        0
CATERPILLAR INC                     COM       149123101  1030       18075   SH           Sole                  18075     0        0
CELGENE CORP                        COM       151020104  4250       76337   SH           Sole                  69757     0     6580
CHESAPEAKE ENERGY CORP              COM       165167107  8663      334754   SH           Sole                 314489     0    20265
CHEVRONTEXACO CORP                  COM       166764100  6582       85495   SH           Sole                  85495     0        0
CHIMERA INVESTMENT GROUP            COM       16934Q109   252       65000   SH           Sole                  65000     0        0
CINCINNATI BELL INC                 COM       171871106    15        4350   SH           Sole                   4350     0        0
CISCO SYSTEMS INC                   COM       17275R102  9830      410630   SH           Sole                 389860     0    20770
CLOROX CO                           COM       189054109   331        5425   SH           Sole                   1505     0     3920
COCA COLA CO                        COM       191216100   956       16770   SH           Sole                  16770     0        0
COLGATE-PALMOLIVE CO                COM       194162103  8099       98587   SH           Sole                  93772     0     4815
COMCAST CORP                        CL A      20030N101  2153      127697   SH           Sole                 127697     0        0
CONOCOPHILLIPS                      COM       20825C104   628       12300   SH           Sole                  12300     0        0
CONSOLIDATED EDISON                 COM       209115104   986       21695   SH           Sole                  21695     0        0
COOPER INDUSTRIES PLC             SHS CL A    G24140108   501       11740   SH           Sole                   3450     0     8290
CORNING INC                         COM       219350105  2084      107905   SH           Sole                 107905     0        0
COSTCO WHOLESALE CORP               COM       22160K105   422        7125   SH           Sole                   1980     0     5145
COVIDIEN PLC                        SHS       G2554F105   578       12068   SH           Sole                  12068     0        0
CVS CORP                            COM       126650100  7393      229513   SH           Sole                 215733     0    13780
DELL INC                            COM       24702R101   518       36079   SH           Sole                  36079     0        0
DENTSPLY INTL INC                   COM       249030107    42        1200   SH           Sole                   1200     0        0
DOLLAR TREE STORES                  COM       256746108   428        8870   SH           Sole                   8870     0        0
DOVER CORP                          COM       260003108   517       12415   SH           Sole                   3440     0     8975
DYNEGY INC                          CL A      26817G102    28       15500   SH           Sole                  15500     0        0
EATON CORP                          COM       278058102  1708       26843   SH           Sole                  26843     0        0
EL PASO PIPELINE PARTNERS LP    COM UNIT LPI  283702108   234        9000   SH           Sole                   9000     0        0
ELI LILLY & CO                      COM       532457108   338        9465   SH           Sole                   9465     0        0
EMERSON ELECTRIC CO                 COM       291011104  4339      101854   SH           Sole                 101854     0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY 81369Y506   324        5690   SH           Sole                   5690     0        0
ENERGY TRANSFER EQUITY LP      COM UT LTD PTN 29273V100   367       12000   SH           Sole                  12000     0        0
ENSCO INTL PLC                      ADS       29358Q109  4161      104180   SH           Sole                 104180     0        0
ENTERPRISE GP HOLDINGS LP       UNIT LP INT   293716106   390       10000   SH           Sole                  10000     0        0
EOG RESOURCES INC                   COM       26875P101   505        5190   SH           Sole                   1435     0     3755
EXXON MOBIL CORP                    COM       30231G102 15054      220770   SH           Sole                 220770     0        0
FIRST SOLAR INC                     COM       336433107   494        3645   SH           Sole                   1015     0     2630
FLUOR CORP                          COM       343412102   292        6475   SH           Sole                   1800     0     4675
FPL GROUP INC                       COM       302571104  1234       23358   SH           Sole                  23358     0        0
FRANKLIN STREET PPTYS CORP          COM       35471R106  1369       93693   SH           Sole                  93693     0        0
GENERAL ELECTRIC CO                 COM       369604103 10332      682908   SH           Sole                 682908     0        0
GENZYME CORP CO                     COM       372917104  4976      101526   SH           Sole                  95776     0     5750
GILEAD SCIENCES INC                 COM       375558103   444       10260   SH           Sole                  10260     0        0
GOLDCORP INC                        COM       380956409   420       10667   SH           Sole                  10667     0        0
GOLDMAN SACHS GROUP                 COM       38141G104   371        2200   SH           Sole                   2200     0        0
GOOGLE INC CL A                     CL A      38259P508    71         115   SH           Sole                    115     0        0
HARMONIC LIGHTWAVES INC             COM       413160102    18        2880   SH           Sole                   2880     0        0
HESS CORPORATION                    COM       42809H107   511        8450   SH           Sole                   8450     0        0
HEWLETT PACKARD CO                  COM       428236103   741       14395   SH           Sole                   8410     0     5985
HOLOGIC INC                         COM       436440101  4696      323862   SH           Sole                 301992     0    21870
HONEYWELL INTL INC                  COM       438516106   577       14722   SH           Sole                  14722     0        0
IBM CORP                            COM       459200101 19090      145835   SH           Sole                 145835     0        0
ILLINOIS TOOL WORKS INC             COM       452308109   967       20160   SH           Sole                  20160     0        0
INTEL CORP                          COM       458140100  5358      262658   SH           Sole                 262658     0        0
ISHARES MSCI EAFE              MSCI EAFE IDX  464287465 24189      437566   SH           Sole                 435891     0     1675
ISHARES MSCI EAFE GROWTH        MSCI GRW IDX  464288885   460        8350   SH           Sole                   8350     0        0
ISHARES MSCI EAFE VALUE         MSCI VAL IDX  464288877   505       10035   SH           Sole                  10035     0        0
ISHARES MSCI EMERGING MKTS     MSCI EMERG MKT 464287234 19286      464731   SH           Sole                 462871     0     1860
ISHARES MSCI JAPAN               MSCI JAPAN   464286848   282       29000   SH           Sole                  29000     0        0
ISHARES RUSSELL 1000 GROWTH    RUSSELL1000GRW 464287614   169        3394   SH           Sole                   3394     0        0
ISHARES RUSSELL 2000            RUSSELL 2000  464287655 20785      332877   SH           Sole                 331082     0     1795
ISHARES RUSSELL 3000            RUSSELL 3000  464287689   331        5065   SH           Sole                   5065     0        0
ISHARES RUSSELL MIDCAP         RUSSELL MIDCAP 464287499   205        2490   SH           Sole                   2490     0        0
ISHARES S&P 500                 S&P500 INDEX  464287200   227        2026   SH           Sole                   2026     0        0
ISHARES S&P 500/GROWTH           S&P500 GRW   464287309   624       10765   SH           Sole                  10765     0        0
JOHNSON & JOHNSON                   COM       478160104 13499      209574   SH           Sole                 209574     0        0
JP MORGAN CHASE & CO                COM       46625H100  8890      213342   SH           Sole                 203212     0    10130
KELLOGG CO                          COM       487836108   559       10505   SH           Sole                   3070     0     7435
KINROSS GOLD CORP                COM NO PAR   496902404   368       20000   SH           Sole                  20000     0        0
KRAFT FOODS INC                     CL A      50075N104  1053       38757   SH           Sole                  38757     0        0
L-3 COMMUNICATIONS HLDGS INC        COM       502424104  5797       66670   SH           Sole                  66670     0        0
LINEAR TECHNOLOGY CORP              COM       535678106    76        2500   SH           Sole                   2500     0        0
LOCKHEED MARTIN CORP                COM       539830109   930       12340   SH           Sole                  12340     0        0
MCDERMOTT INTL INC                  COM       580037109  1839       76600   SH           Sole                  76600     0        0
MCDONALDS CORP                      COM       580135101  8331      133419   SH           Sole                 125944     0     7475
MEDCO HEALTH SOLUTIONS INC          COM       58405U102   854       13357   SH           Sole                  13357     0        0
MEDTRONIC INC                       COM       585055106   540       12285   SH           Sole                  12285     0        0
MEMC ELECTRONIC MATERIALS           COM       552715104  3352      246102   SH           Sole                 246102     0        0
MERCK & CO INC                      COM       58933Y105   252        6908   SH           Sole                   6908     0        0
MICROSOFT CORP                      COM       594918104 12577      412620   SH           Sole                 391965     0    20655
MONSANTO CO                         COM       61166W101  5517       67483   SH           Sole                  67483     0        0
MORGAN STANLEY                    COM NEW     617446448  4585      154893   SH           Sole                 142508     0    12385
MOSAIC CO COM                       COM       61945A107  2490       41693   SH           Sole                  41693     0        0
NATIONAL-OILWELL INC                COM       637071101   259        5880   SH           Sole                   1630     0     4250
NIKE INC                            CL B      654106103  7023      106295   SH           Sole                 102365     0     3930
NOBLE CORPORATION BAAR              COM       H5833N103   728       17880   SH           Sole                   5035     0    12845
NORFOLK SOUTHERN CORP               COM       655844108   553       10550   SH           Sole                  10550     0        0
NYSE EURONEXT                       COM       629491101  2151       85015   SH           Sole                  85015     0        0
OCCIDENTAL PETE CORP DEL            COM       674599105  1098       13494   SH           Sole                  13494     0        0
ORACLE CORP                         COM       68389X105  1994       81283   SH           Sole                  81283     0        0
PAYCHEX INC                         COM       704326107    97        3180   SH           Sole                   3180     0        0
PEPSICO INC                         COM       713448108  2233       36735   SH           Sole                  36735     0        0
PFIZER INC                          COM       717081103  1436       78968   SH           Sole                  78968     0        0
PHILIP MORRIS INTL INC              COM       718172109  4381       90908   SH           Sole                  90908     0        0
PLAINS ALL AMERICAN PIPELINE L UNIT LTD PARTN 726503105   234        4420   SH           Sole                   4420     0        0
PROCTER & GAMBLE CO                 COM       742718109 12957      213714   SH           Sole                 213714     0        0
QUALCOMM INC                        COM       747525103   652       14095   SH           Sole                   5645     0     8450
REGENCY ENERGY PARTNERS LP     COM UNITS L P  75885Y107   230       11000   SH           Sole                  11000     0        0
RESEARCH IN MOTION LTD              COM       760975102  5389       79788   SH           Sole                  75013     0     4775
RIO TINTO PLC                  SPONSORED ADR  767204100  2448       11364   SH           Sole                  11364     0        0
ROYAL DUTCH SHELL PLC            SPON ADR A   780259206   614       10220   SH           Sole                  10220     0        0
SCHLUMBERGER LTD                    COM       806857108  5670       87114   SH           Sole                  87114     0        0
SHERWIN-WILLIAMS CO                 COM       824348106   249        4040   SH           Sole                   4040     0        0
SPDR TR                          UNIT SER 1   78462f103  5443       48841   SH           Sole                  45671     0     3170
STANDEX INTL CORP                   COM       854231107  1274       63428   SH           Sole                  63428     0        0
STATE STREET CORP                   COM       857477103  4906      112667   SH           Sole                 107092     0     5575
STRYKER CORP                        COM       863667101   634       12590   SH           Sole                   5745     0     6845
SUNCOR ENERGY INC                   COM       867224107   125        3550   SH           Sole                   3550     0        0
SYSCO CORP                          COM       871829107   150        5360   SH           Sole                   5360     0        0
TARGET CORP                         COM       87612E106  4283       88547   SH           Sole                  79797     0     8750
TEVA PHARMACEUTICAL                 ADR       881624209  7823      139247   SH           Sole                 130542     0     8705
TEXAS INSTRUMENTS INC               COM       882508104   608       23328   SH           Sole                   8368     0    14960
THERMO FISHER SCIENTIFIC INC        COM       883556102   241        5060   SH           Sole                   1400     0     3660
THOMAS & BETTS CORP                 COM       884315102   742       20730   SH           Sole                   5835     0    14895
TRANSOCEAN LTD                    REG SHS     h8817h100  4472       54012   SH           Sole                  48287     0     5725
TRIQUINT SEMICONDUCTOR INC          COM       89674K103    17        2870   SH           Sole                   2870     0        0
UNION PACIFIC CORP                  COM       907818108  1820       28488   SH           Sole                  28488     0        0
UNITED HEALTH GROUP INC             COM       91324P102   553       18135   SH           Sole                  18135     0        0
UNITED PARCEL SERVICE               CL B      911312106   362        6305   SH           Sole                   1825     0     4480
UNITED TECHNOLOGIES CORP            COM       913017109 10585      152500   SH           Sole                 152500     0        0
US BANCORP                          COM       902973304   967       42954   SH           Sole                  32564     0    10390
VANGUARD WORLD FDS               ENERGY ETF   92204A306   325        3900   SH           Sole                   3900     0        0
VEOLIA ENVIRONNEMENT           SPONSORED ADR  92334n103   354       10755   SH           Sole                   3990     0     6765
VERIZON COMMUNICATIONS INC          COM       92343V104  7553      227987   SH           Sole                 211677     0    16310
WAINWRIGHT BK&TR CO BOSTON          COM       930705108  6447      883142   SH           Sole                 441571     0   441571
WAL MART STORES INC                 COM       931142103  5769      107939   SH           Sole                 107939     0        0
WALGREEN CO                         COM       931422109   358        9755   SH           Sole                   9755     0        0
WELLS FARGO & CO                    COM       949746101  6605      244716   SH           Sole                 230936     0    13780
YAMANA GOLD INC                     COM       98462Y100   155       13600   SH           Sole                  13600     0        0